Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from (used in) operating activities
Loss for the year	$ (18,342,796)	$ (15,043,857)	$ (15,009,920)
Items not affecting cash
Allowance for credit losses	1,450,962	95,153	8,940
Depreciation	1,854,728	1,219,223	661,958
Share-based payments	1,502,112	3,645,893	5,771,475
Accretion and accrued interest	723,199	826,584	(7,034)
Amortization of deferred financing fees	0	0	416,738
Write down of assets	423,267	250,832	607,579
Other income	(306,288)	(72,867)	(365,278)
Write down of inventory	1,078,854	192,000	153,798
Foreign exchange (gain) / loss	(131,416)	30,897	65,117
Total items not affecting cash	(11,747,378)	(8,856,142)	(7,696,627)
Changes in non-cash working capital items:
Accounts receivable	6,255,091	(7,377,311)	1,480,669
Inventory	8,752,609	(9,132,692)	(21,018,276)
Prepaids and deposits	(419,778)	172,935	(73,373)
Finance lease receivables	132,138	425,383	287,947
Accounts payable and accrued liabilities	(4,339,016)	5,816,192	192,973
Deferred revenue	(337,484)	3,158,930	6,389,707
Warranty liability	571,570	1,034,766	93,232
Total cash flows from (used in) operating activities	(1,132,248)	(14,757,939)	(20,343,748)
Cash flows from (used in) investing activities
Proceeds from disposal of property and equipment, net of fees	0	874,184	0
Restricted deposits	(400,000)	0	0
Purchase of property and equipment	(361,533)	(355,993)	(536,093)
Lion truck body business combination	0	(215,000)	0
Total cash flows from (used in) investing activities	(761,533)	303,191	(536,093)
Cash flows from (used in) financing activities
Repayment of loans payable to related parties	(449,400)	0	0
Loans from related parties	0	3,043,734	0
Proceeds from (repayment of) line of credit	850,974	845,853	5,766,379
Proceeds from term loan facility	2,235,375	0	0
Proceeds from promissory note	30,111	15,055	0
Principal payments on promissory note	0	0	(346,166)
Payments on lease liabilities	(1,050,611)	(394,580)	(266,042)
Proceeds from issuance of common shares	520,892	4,895,826	0
Repayment of other liabilities	(8,566)	(8,566)	0
Equity offering costs	(14,904)	(216,803)	(27,329)
Proceeds from exercise of stock options	209,962	8,761	1,226,259
Proceeds from exercise of warrants	0	0	6,311,673
Total cash flows from (used in) financing activities	2,323,833	8,189,280	12,664,774
Foreign exchange on cash	120,437	(22,452)	(104,559)
Net increase (decrease) in cash	550,489	(6,287,920)	(8,319,626)
Cash, beginning of year	600,402	6,888,322	15,207,948
Cash, end of year	$ 1,150,891	$ 600,402	$ 6,888,322